Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (5)	Net Debt (in thousands) (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
2024	$4,171,834	$574,736 (7)	$1,180,128	$457,837 (7)	$29.86	$141.49	$(87,145)	$284,220
2023	$5,863,561	$324,131	$1,457,399	$513,840	$58.63	$146.23	$15,598	$217,266
2022	$12,111,392	$11,581,183	$1,878,070	$2,779,710	$100.36	$144.89	$231,149	$232,080
2021	$5,492,721	$4,896,511	$1,129,297	$1,065,664	$58.09	$101.81	$(41,478)	$485,099
2020	$2,030,112	$36,005	$456,097	$262,900	$39.03	$61.84	$37,790	$581,560

(1)
The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Tracy W Krohn.

(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Sameer Parasnis, Jonathan Curth, William J. Williford and George J. Hittner; (ii) for fiscal year 2023, Sameer Parasnis, Janet Yang, William J. Williford and Jonathan Curth; (iii) for fiscal year 2022, Janet Yang, William J. Williford, Jonathan Curth and Stephen Schroeder; and (iv) for fiscal year 2021, Janet Yang, William J. Williford, Stephen Schroeder and Shahid Ghauri.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year-ended December 31, 2024, pursuant to Item 201(e) of Regulation S-K: SPSIOP.
(5)
Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.

(6)
We have selected Net Debt as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. Net Debt is a measure of the Company’s total debt, less the Company’s cash and cash equivalents.

(7)
For fiscal year 2024, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Compensation Actually Paid for Fiscal Year 2024	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$4,171,834	$1,180,128
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(2,369,396)	(767,458)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	1,439,502	459,806
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,632,333)	(326,487)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	(119,466)	(18,215)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	(915,405)	(69,937)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	$(3,597,098)	$(722,291)
Compensation Actually Paid for Fiscal Year 2024	$574,736	$457,837

Company Selected Measure Name	Net Debt
Named Executive Officers, Footnote
(1)
The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Tracy W Krohn.
(3)
The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2024, Sameer Parasnis, Jonathan Curth, William J. Williford and George J. Hittner; (ii) for fiscal year 2023, Sameer Parasnis, Janet Yang, William J. Williford and Jonathan Curth; (iii) for fiscal year 2022, Janet Yang, William J. Williford, Jonathan Curth and Stephen Schroeder; and (iv) for fiscal year 2021, Janet Yang, William J. Williford, Stephen Schroeder and Shahid Ghauri.

Peer Group Issuers, Footnote
(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year-ended December 31, 2024, pursuant to Item 201(e) of Regulation S-K: SPSIOP.

PEO Total Compensation Amount	$ 4,171,834	$ 5,863,561	$ 12,111,392	$ 5,492,721	$ 2,030,112
PEO Actually Paid Compensation Amount	$ 574,736	324,131	11,581,183	4,896,511	36,005
Adjustment To PEO Compensation, Footnote
(7)
For fiscal year 2024, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Compensation Actually Paid for Fiscal Year 2024	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$4,171,834	$1,180,128
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(2,369,396)	(767,458)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	1,439,502	459,806
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,632,333)	(326,487)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	(119,466)	(18,215)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	(915,405)	(69,937)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	$(3,597,098)	$(722,291)
Compensation Actually Paid for Fiscal Year 2024	$574,736	$457,837

Non-PEO NEO Average Total Compensation Amount	$ 1,180,128	1,457,399	1,878,070	1,129,297	456,097
Non-PEO NEO Average Compensation Actually Paid Amount	$ 457,837	513,840	2,779,710	1,065,664	262,900
Adjustment to Non-PEO NEO Compensation Footnote
(7)
For fiscal year 2024, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Compensation Actually Paid for Fiscal Year 2024	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2024 Summary Compensation Table	$4,171,834	$1,180,128
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(2,369,396)	(767,458)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	1,439,502	459,806
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(1,632,333)	(326,487)
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	(119,466)	(18,215)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	(915,405)	(69,937)
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	$(3,597,098)	$(722,291)
Compensation Actually Paid for Fiscal Year 2024	$574,736	$457,837

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures
Production
Proved Reserves
ESG Score
Adjusted EBITDA
Adjusted EBITDA Margin
Net Debt
TSR

Total Shareholder Return Amount	$ 29.86	58.63	100.36	58.09	39.03
Peer Group Total Shareholder Return Amount	141.49	146.23	144.89	101.81	61.84
Net Income (Loss)	$ (87,145,000)	$ 15,598,000	$ 231,149,000	$ (41,478,000)	$ 37,790,000
Company Selected Measure Amount	284,220	217,266	232,080	485,099	581,560
PEO Name	Tracy W Krohn
Additional 402(v) Disclosure
Insider Trading Policy
The Company’s Board adopted our insider trading policy (the “Insider Trading Policy”), which prohibits all directors, officers and employees of the Company who are aware of material nonpublic information from, directly or indirectly, trading in the securities of the Company or disclosing such material, non-public information to others outside the Company, including family and friends. Our Insider Trading Policy also has procedures that require directors, officers and employees to refrain from trading in the securities of the Company, directly or indirectly or through family members or other persons or entities, during certain blackout periods. Additionally, our Insider Trading Policy requires that transactions by certain persons within the Company only be made during these open trading windows after satisfying mandatory pre-clearance requirements. The Board believes the Insider Trading Policy is reasonably designed to promote compliance with insider trading laws, rules and regulations, and the exchange listing standards applicable to us. A copy of our Insider Trading Policy was filed as Exhibit 19.1 to our Annual Report on Form 10-K for the year ended December 31, 2024.

Measure:: 1
Pay vs Performance Disclosure
Name	Production
Measure:: 2
Pay vs Performance Disclosure
Name	Proved Reserves
Measure:: 3
Pay vs Performance Disclosure
Name	ESG Score
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Net Debt
Non-GAAP Measure Description
(6)
We have selected Net Debt as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. Net Debt is a measure of the Company’s total debt, less the Company’s cash and cash equivalents.

Measure:: 7
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,597,098)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,369,396)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,439,502
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,632,333)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,466)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(915,405)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(722,291)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(767,458)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,806
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,487)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,215)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,937)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount